Document	May 26, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 26, 2020
Entity Registrant Name	HEALTHCARE SERVICES GROUP, INC.
Entity File Number	0-12015
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2018365
Entity Address, Address Line One	3220 Tillman Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bensalem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19020
City Area Code	215
Local Phone Number	639-4274
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	HCSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On May 26, 2020, Healthcare Services Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Form 8-K”) regarding the voting on the matters disclosed in its definitive Proxy Statement on Schedule 14A filed with the Securities and Exchange Commission on April 24, 2020 (the "Proxy Statement"). The Company is filing this amended report to include an Item 8.01 'Other Events' to notify shareholders of an error in the 'Deadline for Shareholder Proposals' disclosure within the Proxy Statement. The full text of the Form 8-K is set forth below as previously filed with the exception of Item 8.01.
Amendment Flag	true
Entity Central Index Key	0000731012